Note 19 - Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Unrealized gains on
available-for-sale
(Dollars in thousands)	securities (a)
Balance as of December 31, 2015	$2,395
Other comprehensive loss before reclassification	(994)
Amount reclassified from accumulated other comprehensive income	(200)
Period change	(1,194)
Balance at December 31, 2016	$1,201

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
(Dollars in thousands)	Amount Reclassified from Accumulated Other Comprehensive Income (a)	Affected Line Item in the Statement Where Net Income is
Details about other comprehensive income	December 31, 2016	Presented
Unrealized gains on available-for-sale securities
	$303	Investment securities gains, net
	(103)	Income taxes
	$200	Net of tax
(Dollars in thousands)	Amount Reclassified from Accumulated Other Comprehensive Income (a)	Affected Line Item in the Statement Where Net Income is
Details about other comprehensive income	December 31, 2015	Presented
Unrealized gains on available-for-sale securities
	$323	Investment securities gains, net
	(110)	Income taxes
	$213	Net of tax